Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases

Note 8 — Leases:

The Company enters into operating leases for office space, IT equipment, and furniture and equipment used in operations. As of December 31, 2020, these leases have remaining terms of up to 6 years, some of which may contain options to extend or terminate the lease before the expiration date. As of December 31, 2020 the Company did not have any finance lease arrangements.

The components of lease expense were as follows for the years ended:

	December 31,
(in thousands USD)	2020	2019	2018
Operating lease costs(a)	$4,224	$2,585	$1,334
Reimbursement from third party	(1,010)	(423)	—
Total lease expense, net	$3,214	$2,162	$1,334

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(a)      Includes short-term and variable lease costs.

Supplemental information related to leases is as follows for the year ended:

	December 31,
	2020	2019
Weighted average remaining lease term, in years:
Operating leases	3.39	2.77
Weighted average discount rate:
Operating leases	8.5%	8.9%
Cash Flows from Operating Activities, (in thousands USD)
Cash paid for operating leases included in the measurement of lease liabilities	$3,699	$3,000

Future expected maturities of lease obligations as of December 31, 2020 are as follows:

(in thousands USD)	Lease Payments
2021	$3,416
2022	2,647
2023	1,414
2024	910
2025	775
Thereafter	289
Total undiscounted lease payments	9,451
Less: imputed interest	1,155
Present value of operating lease liability	$8,296